Costs of revenues - Schedule of cost of revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs of revenues
Total	$ 155,567	$ 200,649	$ 200,054
Bandwidth costs
Costs of revenues
Total	101,632	112,522	104,580
Revenue-sharing costs
Costs of revenues
Total	26,797	67,302	78,636
Payment handling charges
Costs of revenues
Total	12,741	8,494	6,500
Cost of inventories sold
Costs of revenues
Total	4,162	5,911	2,228
Technical service costs
Costs of revenues
Total	1,885	868	1,169
Depreciation of servers and other equipment
Costs of revenues
Total	801	740	1,363
Other costs
Costs of revenues
Total	$ 7,549	$ 4,812	$ 5,578